7. Fair Value of Financial Instruments (Details - Derivative liability rollforward) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Derivative liability, beginning balance	$ 0	$ 119,500
Convertible note discount from derivative liability	295,000
Warrant derivative liability	168,791	0
Total losses (unrealised, realized) included in net loss	(224,529)	657,776
Reclassifications of derivative liability to APIC	(239,262)	(777,276)
Derivative liability, ending balance	$ 0	$ 0